                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                FORM ABS-15G


                        ASSET-BACKED SECURITIZER REPORT
                       PURSUANT TO SECTION 15G OF THE
                        SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

  _X_ Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

  ___ Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i))for the quarterly reporting period ______to______

  ___ Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii))for the annual reporting period ______to______

               DATE OF REPORT (DATE OF EARLIEST EVENT REPORTED): N/A


                           NORDSTROM CREDIT, INC.
             (EXACT NAME OF SECURITIZER AS SPECIFIED IN ITS CHARTER)


          _____________________                           0000757439
         (COMMISSION FILE NUMBER                     (CENTRAL INDEX KEY
             OF SECURITIZER)                        NUMBER OF SECURITIZER)

                    MINDY HARRIS, GENERAL COUNSEL, (303)397-4785
                   NAME AND TELEPHONE NUMBER, INCLUDING AREA CODE,
              OF THE PERSON TO CONTACT IN CONNECTION WITH THIS FILING


INDICATE BY CHECK MARK WHETHER THE SECURITIZER HAS NO ACTIVITY TO REPORT FOR
THE INITIAL PERIOD PURSUANT TO RULE 15Ga-1(c)(1)                         _X1_

INDICATE BY CHECK MARK WHETHER THE SECURITIZER HAS NO ACTIVITY TO REPORT FOR
THE QUARTERLY PERIOD PERSUANT TO RULE 15Ga-1(c)(2)(i)                    ___

INDICATE BY CHECK MARK WHETHER THE SECURITIZER HAS NO ACTIVITY TO REPORT FOR
THE ANNUAL PERIOD PURSUANT TO RULE 15Ga-1(c)(2)(ii)                      ___



1Nordstrom Credit, Inc., as securitizer, requested but was unable to obtain information with respect to investor demands made upon the relevant trustees prior to July 22, 2010. As a result, the disclosures in this Form do not contain investor demands, if any, made upon a trustee prior to July 22, 2010.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

                                           NORDSTROM CREDIT, INC
                                           (securitizer)



                                           By:  /s/ Dave Loretta
                                                -----------------------
                                                Dave Loretta
                                                Vice President and
                                                Assistant Treasurer

Dated: February 09, 2012